BASIS OF PREPARATION AND PRESENTATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about impacts of COVID-19 [Line Items]
Temporary suspension, standby and other incremental COVID-19 costs	$ 37.4	$ 40.5